Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of proposal profit appropriation [Line Items]
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)
Aegon N.V [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	286	265
Earnings to be retained	2,183	172
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)